ORIX Corporation Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2024 and 2025 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2024	Six months ended September 30, 2025
Resolution	The board of directors on May 16, 2024	The board of directors on May 19, 2025
Type of shares	Common stock	Common stock
Total dividends paid	¥64,405 million	¥65,920 million
Dividend per share	¥55.80	¥57.84
Date of record for dividend	March 31, 2024	March 31, 2025
Effective date for dividend	June 4, 2024	June 4, 2025
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 16, 2024 include ¥152 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2024. Total dividends paid by resolution of the board of directors on May 1
9
, 202
5
 include ¥197 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2025.

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2024 and 2025, and for which the effective date was after September 30, 2024 and 2025

	Six months ended September 30, 2024	Six months ended September 30, 2025
Resolution	The board of directors on November 8, 2024	The board of directors on November 12, 2025
Type of shares	Common stock	Common stock
Total dividends paid	¥71,185 million	¥104,883 million
Dividend per share	¥62.17	¥93.76
Date of record for dividend	September 30, 2024	September 30, 2025
Effective date for dividend	December 9, 2024	December 9, 2025
Dividend resource	Retained earnings	Retained earnings